RESERVES	12 Months Ended
Jun. 30, 2019
RESERVES [Abstract]
RESERVES
11.	RESERVES

	Note	2019	2018	2017
		US$	US$	US$
Share-based payments reserve	11(b)	2,287,301	1,897,391	861,973
Foreign currency translation reserve	11(e)	(297,166)	68,917	318,122
		1,990,135	1,966,308	1,180,095

(a)	Nature and purpose of reserves

(i)	Share-based payments reserve

The share-based payments reserve is used to record the fair value of Incentive Options and Performance Rights issued by the Group.

(ii)	Foreign currency translation reserve

Exchange differences arising on translation of entities whose functional currency is different to the Group’s presentation currency are taken to the foreign currency translation reserve, as described in Note 1(e).

(b)	Movements in share-based payments reserve

Date	Details	Number of Incentive Options	Number of Performance Rights	US$
2019
1 Jul 2018	Opening balance	79,700,000	1,500,000	1,897,391
Various	Grant of incentive securities (1), (2)	4,950,000	—	—
31 Jul 2018	Conversion of performance rights	—	(200,000)	(27,828)
31 Dec 2018	Expiry of performance rights	—	(1,100,000)	—
1 Feb 2019	Conversion of performance rights	—	(150,000)	(20,637)
30 Jun 2019	Share based payment expense	—	—	438,375
30 Jun 2019	Closing balance	84,650,000	50,000	2,287,301

2018
1 Jul 2017	Opening balance	56,450,000	2,200,000	861,973
Jul 17 – Jun 18	Grant of incentive securities (1)	28,250,000	400,000	—
31 Dec 2017	Expiry of performance rights	—	(1,100,000)	—
30 May 2018	Exercise of incentive options	(5,000,000)	—	(136,746)
30 Jun 2018	Share based payment expense	—	—	1,172,164
30 Jun 2018	Closing balance	79,700,000	1,500,000	1,897,391

2017
1 Jul 2016	Opening balance	—	4,400,000	—
27 Sep 2016	Grant of Incentive Options	45,000,000	—	—
9 Dec 2016	Grant of Incentive Options	8,000,000	—	—
31 Dec 2016	Lapse of Performance Rights	—	(1,100,000)	—
1 May 2017	Grant of Incentive Options (1)	3,450,000	—	—
30 Jun 2017	Lapse of Performance Rights	—	(1,100,000)	—
30 Jun 2017	Share-based payment expense	—	—	861,973
30 Jun 2017	Closing balance	56,450,000	2,200,000	861,973

Notes:
(1)	For details on the valuation of Incentive Options and Performance Rights, including models and assumptions used, please refer to Note 15 of the financial statements.

(2)
The above number of Incentive Options granted during the 2019 year and outstanding at June 30, 2019, do not include 1,200,000 Incentive Options that were issued and allotted during the 2019 year but were not granted at June 30, 2019 on the basis that the proposed employee had not yet commenced rendering services to the Group.

(c)	Terms and conditions of Incentive Options
The Incentive Options are granted based upon the following terms and conditions:
•	Each Incentive Option entitles the holder to the right to subscribe for one Share upon the exercise of each Incentive Option;
•	The Incentive Options granted as share based payments at the end of the financial year have the following exercise prices and expiry dates:
•	14,000,000 Incentive Options exercisable at A$0.05 each expiring on December 31, 2019;
•	1,000,000 Incentive Options exercisable at A$0.08 each expiring on December 31, 2019;
•	16,500,000 Incentive Options exercisable at A$0.10 each expiring on December 31, 2019;
•	16,500,000 Incentive Options exercisable at A$0.15 each expiring on December 31, 2019;
•	1,300,000 Incentive Options exercisable at A$0.15 each expiring on June 30, 2020;
•	1,300,000 Incentive Options exercisable at A$0.20 each expiring on June 30, 2020;
•	4,175,000 Incentive Options exercisable at A$0.25 each expiring on June 30, 2020;
•	6,000,000 Incentive Options exercisable at A$0.10 each expiring on July 10, 2020;
•	6,000,000 Incentive Options exercisable at A$0.12 each expiring on January 10, 2021;
•	6,000,000 Incentive Options exercisable at A$0.16 each expiring on July 10, 2021;
•	6,000,000 Incentive Options exercisable at A$0.24 each expiring on July 10, 2022;
•	2,875,000 Incentive Options exercisable at A$0.35 each expiring on December 31, 2020;
•	1,500,000 Incentive Options exercisable at A$0.15 each expiring on June 30, 2021; and
•	1,500,000 Incentive Options exercisable at A$0.20 each expiring on June 30, 2022.
•	The Incentive Options are exercisable at any time prior to the Expiry Date, subject to vesting conditions being satisfied (if applicable);
•	Shares issued on exercise of the Incentive Options rank equally with the then Shares of the Company;
•	Application will be made by the Company to ASX for official quotation of the Shares issued upon the exercise of the Incentive Options;
•	If there is any reconstruction of the issued share capital of the Company, the rights of the Incentive Option holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction; and
•	No application for quotation of the Incentive Options will be made by the Company.
(d)	Terms and conditions of Performance Rights

The Performance Rights are granted based upon the following terms and conditions:

•	Each Performance Right automatically converts into one Share upon vesting of the Performance Right;
•	Each Performance Right is subject to performance conditions (as determined by the Board from time to time) which must be satisfied in order for the Performance Right to vest;
•	The Performance Rights outstanding at the end of the financial year have the following performance conditions and expiry dates:
•	50,000 Performance Rights subject to the Pre-Feasibility Study Milestone expiring on December 31, 2020.
•	Shares issued on conversion of the Performance Rights rank equally with the then Shares of the Company;
•	Application will be made by the Company to ASX for official quotation of the Shares issued upon conversion of the Performance Rights;
•	If there is any reconstruction of the issued share capital of the Company, the rights of the Performance Right holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction;
•	No application for quotation of the Performance Rights will be made by the Company; and
•	Without approval of the Board, Performance Rights may not be transferred, assigned or novated, except, upon death, a participant's legal personal representative may elect to be registered as the new holder of such Performance Rights and exercise any rights in respect of them.

(e)	Movements in foreign currency translation reserve

	2019	2018	2017
	US$	US$	US$

Balance at July 1	68,917	318,122	259,320
Exchange differences arising on translation of foreign operations	(366,083)	(249,205)	58,802
Balance at June 30	(297,166)	68,917	318,122